Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail)			3 Months Ended		12 Months Ended
	May 08, 2017 USD ($)	May 03, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Corporation formation date					Apr. 26, 2013
Amounts receivable from credit card processors			$ 800,000		$ 800,000	$ 1,100,000
Uninsured balances			10,600,000		10,600,000	14,700,000
Indefinite-lived intangible assets, impairment charge					0	0	$ 8,900,000
Goodwill impairment					0	0	0
Impairment of long-lived assets					0	0	0
Deferred revenues			192,600,000		192,600,000	171,600,000
Accounts receivable			49,300,000		49,300,000	49,900,000
Amount received due to lost revenues of the affected trade shows				$ 6,500,000
Other income					$ 6,500,000	0	0
Number of operating segment | Segment					1
Number of reportable operating segment | Segment					1
Advertising and marketing costs					$ 12,900,000	$ 11,700,000	$ 11,500,000
Expected dividend to be paid					$ 0
Expected dividend yield					0.00%
Trade Shows and Conference Events [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage					93.00%	92.00%	92.00%
Minimum [Member] | Leasehold Improvements [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Property and equipment , estimated useful life					1 year
Minimum [Member] | Equipment
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Property and equipment , estimated useful life					1 year
Maximum [Member] | Leasehold Improvements [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Property and equipment , estimated useful life					6 years
Maximum [Member] | Equipment
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Property and equipment , estimated useful life					10 years
Interest Rate Floor [Member] | Interest Rate Swap [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Effective date					Dec. 31, 2015
Payment of debt					$ 1,400,000	$ 1,500,000
Principal amount			100,000,000		$ 100,000,000	$ 100,000,000
Interest Rate Floor [Member] | Interest Rate Swap [Member] | LIBOR [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Basis spread on variable rate					2.705%	2.705%
Interest Rate Floor [Member] | Interest Rate Swap [Member] | LIBOR [Member] | Minimum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Basis spread on variable rate					1.33%	0.838%
Interest Rate Floor [Member] | Interest Rate Swap [Member] | LIBOR [Member] | Maximum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Basis spread on variable rate					2.705%	2.705%
Reclassification Adjustment Decrease to Interest Expense [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Reclassification adjustment			2,300,000
Reclassification Adjustment Increase to Loss Extinguishment of Debt [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Reclassification adjustment			$ 2,800,000
IPO [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Total shares of common stock sold | shares		10,333,333
Total net proceeds from issuance initial public offering		$ 159,100,000
Underwriting discounts, commissions and expenses		$ 16,500,000
Term Loan Facility [Member] | LIBOR [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Basis spread on variable rate						3.75%
Term Loan Facility [Member] | IPO [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Prepayment of borrowings outstanding	$ 159,200,000